Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class A | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | General Motors Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class I | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | APA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | General Motors Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Comcast Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%